Angel Oak Mortgage Trust 2024-6 ABS-15G

Exhibit 99.44

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
2024060740	XXX	D	B	D	B	A	A	B	B	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Note Document	Resolved--Note corrected to remove extra signor. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Counter: We were asked to remove XXX  he is a non-applicant.  Please check with XXX and XXX.

"Hi Team. We have reviewed these with respect to the signatures.  We would need the Notes in each resigned by the borrower, XXX, as both individual and as trustee for enforceability.  Also, with the resigned note, we can waive the 1003 and credit documentation requested for XXX." - Buyer-XXX
Counter--Received amended Note showing borrower as XXX and Individual however, additional Trustee as per Trust Declaration is missing. Finding remains - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. XXX, guarantor executed as XXX and individual.  There is only XXX guarantor: XXX.  Original note will be sent to XXX for collateral review. - Buyer-XXX
																						Open-There are Issues Present on the Note that must be addressed. Note not signed as XXX; only signed as Trustee. - Due Diligence Vendor-XXX		Resolved--Note corrected to remove extra signor. - Due Diligence Vendor-XXX	Months Reserves exceed minimum required - XXX months reserves; XXX months required. LTV is less than guideline maximum - XXX LTV; max XXX.		XXX.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2024060740	XXX	D	B	D	B	A	A	B	B	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Closing	Calculated Initial Payment and Initial Principal and Interest Payment do not match	Resolved-Calculated Initial P&I Payment Amount matches Initial Payment Amount or is within XXX variance. - Due Diligence Vendor-XXX
Resolved-Calculated Initial P&I Payment Amount matches Initial Payment Amount or is within XXX  variance. - XXX  First Amendment to Secured Note correcting P&I payment; finding resolved. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Seller agrees, uploaded amendment to note - Buyer-XXX
Open-Calculated Initial P&I Payment Amount does not match Initial P&I Payment Amount (Variance exceeds XXX) Calculated Initial P&I Payment XXX does not match Initial P&I Payment Amount on Note of XXX (Variance exceeds XXX); Note P&I is based on a loan amount of XXX, subject loan amount XXX. - Due Diligence Vendor-XXX	Resolved-Calculated Initial P&I Payment Amount matches Initial Payment Amount or is within XXX variance. - Due Diligence Vendor-XXX
																								Resolved-Calculated Initial P&I Payment Amount matches Initial Payment Amount or is within XXX variance - Rec'd First Amendment to Secured Note correcting P&I payment; finding resolved. - Due Diligence Vendor-XXX	Months Reserves exceed minimum required - XXX months reserves; XXX months required. LTV is less than guideline maximum - XXX LTV; max XXX.		XXX.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2024060740	XXX		D	B	D	B	A	A	B	B	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower XXX Credit Report is Missing	Resolved--Note corrected to remove extra signor. - Due Diligence Vendor-XXX Open-Borrower XXX credit Report is Missing. - Due Diligence Vendor-XXX		Resolved--Note corrected to remove extra signor. - Due Diligence Vendor-XXX	Months Reserves exceed minimum required - XXX months reserves; XXX months required. LTV is less than guideline maximum - XXX LTV; max XXX.			ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2024060740	XXX	D	B	D	B	A	A	B	B	Closed	XXX	XXX	XXX	Waived	2 - Non-Material	D	B	Credit	Missing Doc	Missing Letter of Explanation (Assets)	Waived--Client waiver applied to non-material finding. - Due Diligence Vendor-XXX

Ready for Review-Investor accepts signed business purpose certificate in lieu of cash out letter of explanation. Please clear condition. - Buyer-XXX
Counter--XXX BP Cert; LOX is required on all cash-out transactions per guidelines. - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded. Uploaded Business Purpose of Loan Cert. Seller note: All proceeds will be for Business Purpose only - no personal use - Buyer-XXX
																						Open-Missing letter indicating Purpose of Cash-Out. - Due Diligence Vendor-XXX		Waived--Client waiver applied to non-material finding. - Due Diligence Vendor-XXX	Months Reserves exceed minimum required - XXX months reserves; XXX months required. LTV is less than guideline maximum - XXX LTV; max XXX.		XXX.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	XXX	XXX	Investor Post-Close	No	XXX
2024060740	XXX		D	B	D	B	A	A	B	B	Closed	XXX	XXX	XXX	Waived	2 - Non-Material	B	B	Property	Property	XXX Dated Prior to the Note Date, After Appraisal Date	Waived-XXX XXX, XXX-XXX Declaration declared on XXX. XXX XXX Declaration declared on XXX. XXX Client waiver applied to non-material finding - Due Diligence Vendor-XXX		Waived-XXX -XXX Declaration declared on XXX. XXX XXX-XXX Declaration declared on XXX. XXX Client waiver applied to non-material finding - Due Diligence Vendor-XXX	Months Reserves exceed minimum required - XXX months reserves; XXX months required. LTV is less than guideline maximum - XXX LTV; max XXX.			ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	XXX	XXX	Investor Post-Close	No	XXX
2024060835	XXX	XXX	C	B	C	B	A	A	A	A	Closed	XXX	XXX	XXX	Waived	2 - Non-Material	B	B	Credit	Eligibility	1003 Declaration Borrower is party to a XXX	Waived-Borrower has litigation pending. File contains letters from XXX and Trust that states that the borrower will not be personally liable,. Borrower has sufficient assets as well as a credit line in his business that would cover as well, therefore, considered non material - Due Diligence Vendor-XXX	Waived-Borrower has litigation pending. File contains letters from XXX and Trust that states that the borrower will not be personally liable,. Borrower has sufficient assets as well as a credit line in his business that would cover as well, therefore, considered non material - Due Diligence Vendor-XXX
Months Reserves exceed minimum required - XXX months > XXX
LTV is less than guideline maximum - Max XXX- current XXX LTV

																									Qualifying FICO score is at least XXX points above minimum for program - Min Fico XXX- current XXX			ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	XXX	NA	Originator Post-Close	No	XXX
2024060835	XXX	XXX	C	B	C	B	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	B	A	Credit	Eligibility	Purchase Contract Issue	Resolved-Purchase Contract is not partially provided. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Loan Purpose is Purchase but Purchase Contract is only Partially Provided. Addendum to Real Estate needs signed by all parties.

Provide purchase addendum reporting XXX seller credit.
- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Purchase Contract is not partially provided. - Due Diligence Vendor-XXX	Months Reserves exceed minimum required - XXX months > XXX
LTV is less than guideline maximum - Max XXX- current XXX LTV

																									Qualifying FICO score is at least XXX points above minimum for program - Min Fico XXX- current XXX		XXX.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024060835	XXX	XXX	C	B	C	B	A	A	A	A	Closed	XXX	XXX	XXX	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Loan Amount is less than Guideline Minimum Loan Amount	Waived-Received exception approval for Loan Amount. Finding is deemed non material. Originator waiver applied to non material findings. - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded. please see enclosed... this will show our internal loan amount exception that was given  - Seller-XXX
Open-Audited Loan Amount of XXX is less than the Guideline Minimum Loan Amount of XXX Program requires minimum loan amount of XXX. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. please see enclosed... this will show our internal loan amount exception that was given - Seller-XXX	Waived-Received exception approval for Loan Amount. Finding is deemed non material. Originator waiver applied to non material findings. - Due Diligence Vendor-XXX	Months Reserves exceed minimum required - XXX months > XXX
LTV is less than guideline maximum - Max XXX- current XXX LTV
																									Qualifying FICO score is at least XXX points above minimum for program - Min Fico XXX- current XXX	XXX LTV < XXX maximum allowed XXX FICO > XXX minimum required.	XXX.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	XXX	NA	Investor Post-Close	No	XXX
2024060834	XXX	XXX	D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or XXX fees for non-subject property	Resolved-Received Notes and Settlement Statement for both properties. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. CD & Note for simultaneous closings attached.  - Seller-XXX
																						Open-Missing verification of PITIA for XXX listed on 1003 as XXX and XXX - both properties being refinanced simultaneously along with Subject Property - Missing CD to verify PITIA - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. CD & Note for simultaneous closings attached. - Seller-XXX	Resolved-Received Notes and Settlement Statement for both properties. - Due Diligence Vendor-XXX	Qualifying DTI below maximum allowed - DTI = XXX - Max DTI = XXX Qualifying FICO score is at least XXX points above minimum for program - FICO = XXX – Min FICO = XXX		XXX.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2024060877	XXX		A	A	A	A	A	A	A	A			XXX	XXX			A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	XXX	NA